OPERATING SEGMENTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 48,804	$ 54,335	$ 34,053	[1]
Segment loss	(12,792)	(30,791)	(23,035)	[1]
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	48,804	54,335	34,053
Segment loss	(8,242)	(26,831)	(15,795)
Depreciation, amortization and impairment	2,996	6,947	2,125
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	(4,550)	(3,960)	(7,240)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	43,316	50,500	25,431
Segment loss	(6,627)	(23,606)	(10,653)
Depreciation, amortization and impairment	2,823	6,747	1,424
Germany [Member]
Disclosure of geographical areas [line items]
Revenue	5,488	3,835	8,622
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	5,488	3,835	8,622
Segment loss	(1,615)	(3,225)	(5,142)
Depreciation, amortization and impairment	173	200	701
Adjustments [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	0	0	0
Segment loss	0	0	0
Depreciation, amortization and impairment	0	0	0
Adjustments [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	$ (4,550)	$ (3,960)	$ (7,240)

[1]	Reclassified in respect of discontinued operations - see Note 25.